Accrued Expenses and Other Current Liabilities	9 Months Ended	12 Months Ended
	Sep. 30, 2023	Dec. 31, 2022
Disclosure Of Accrued Expenses And Other Current Liabilities [Abstract]
Accrued Expenses and Other Current Liabilities
6. Accrued Expenses and Other Current Liabilities
Accrued expenses and other current liabilities as of September 30, 2023 and December 31, 2022 were comprised as follows (in thousands):

	September 30, 2023	December 31, 2022
Annual bonus	$2,356	$2,198
External research and development services	1,910	274
Other employee compensation and benefits	146	426
Financing costs	808	—
Other operating expenses	491	277

Total accrued expenses and other current liabilities	$5,711	$3,175

7. Accrued Expenses and Other Current Liabilities
Accrued expenses and other current liabilities as of December 31, 2022 and 2021 were comprised as follows (in thousands):

	December 31,
	2022	2021
Annual bonus	$2,198	$1,883
Other employee compensation and benefits	426	401
External research and development services	274	440
Other operating expenses	277	497

Total accrued expenses and other current liabilities	$3,175	$3,221